Financial Risk Management and Policies	12 Months Ended
Dec. 31, 2020
Disclosure of financial risk management [text block] [Abstract]
FINANCIAL RISK MANAGEMENT AND POLICIES
25	FINANCIAL RISK MANAGEMENT AND POLICIES

The main risks arising from the Group’s financial instruments are interest rate risk, credit risk, currency risk and liquidity risk. Management reviews and agrees policies for managing each of these risks which are summarized below.

Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates.

The Group’s exposure to the risk of changes in market interest rates relates primarily to the Group’s balances with banks. The Group’s borrowings are issued at a fixed rate of interest.

Market risk

The Group’s activities expose it to the financial risks of changes in interest rates and price risk of the warrants. As the warrants are recognized at fair value on the consolidated statement of financial position of the Group, the Group’s exposure to market risks results from the volatility of the warrants price. The warrants are publicly traded at the NASDAQ Stock Exchange.

Market risk continued

At the reporting date, the exposure to derivative warrant liability at fair value listed on the NASDAQ was USD 13,161,844 (2019: 15,709,460). The Group has determined that an increase/(decrease) of 10% on the NASDAQ could have an impact of approximately USD 1,316,184 (2019: USD 1,570,946) increase/(decrease) on the income and equity attributable to the Group.

Currency risk

The Group does not have any significant exposure to currency risk as most of its assets and liabilities are denominated in USD or UAE Dirhams, which are pegged to the USD.

Credit risk

Credit risk is the risk that one party to a financial instrument will fail to discharge an obligation and cause the other party to incur a financial loss. The Group is exposed to credit risk on bank balances and receivables as reflected in the consolidated statement of financial position, with a maximum exposure equal to the carrying amount of these instruments. The expected credit loss on trade and other receivables are considered insignificant for 2020 and 2019.

The Group has a low credit risk exposure on its trade receivables based on established policy, procedures and controls relating to customer credit risk management. Credit quality of the customer is assessed as part of contract negotiations. Outstanding receivables are regularly monitored.

Liquidity risk

The Group monitors its risk to a shortage of funds using a recurring liquidity planning tool. This tool considers projected financing requirements of the Group during the construction phase and cash projections from operations with outstanding bank facilities and outstanding bank commitments as defined under the finance documents.

The Group manages its liquidity risk in relation to borrowings to monitor compliance with all covenants for borrowings.

The table below summarizes the maturity profile of the Group’s financial liabilities at 31 December 2020 and 31 December 2019 based on contractual undiscounted payments.

	On	Less than	3 months	1 to 5
	demand	3 months	to 1 year	years	> 5 years	Total
	USD	USD	USD	USD	USD	USD

31 December 2020
Borrowings (including accrued interest)	-	8,500,000	15,500,000	250,290,000	-	274,290,000
Lease liability	-	3,979,956	6,728,765	35,875,519	858,043,425	904,627,665
Derivative financial instruments	-	-	-	-	-	-
Accounts payable, accruals and other payables (excluding accrued interest and advance from customers)	-	4,110,754	4,453,830	-	-	8,564,584

Total	-	16,590,710	26,682,595	286,165,519	858,043,425	1,187,482,249

31 December 2019
Borrowings (including accrued interest)	-	8,101,006	9,178,414	34,165,752	40,550,347	91,995,519
Lease liability	-	2,359,590	-	9,919,810	213,469,799	225,749,199
Derivative financial instruments	-	-	1,518,249	-	-	1,518,249
Accounts payable, accruals and other payables (excluding accrued interest)	-	26,350,143	31,469,596	-	-	57,819,739

Total (restated)	-	36,810,739	42,166,259	44,085,562	254,020,146	377,082,706

The derivative warrant liabilities have not been included in the table above as there is no requirement to settle the warrants in cash.

Capital management

The primary objective of the Group’s capital management is to ensure that it maintains healthy capital ratios in order to support its business and maximize shareholders’ value and to meet its borrowings covenants.

The Group manages its capital structure and makes adjustments to it, in light of changes in economic conditions. To maintain or adjust the capital structure, the Group may adjust future distribution policy to shareholders, issue new shares or shareholders’ contributions.

The Group monitors capital using a gearing ratio, which is net debt divided by total capital plus net debt. The Group includes within net debt, the lease liability, borrowings, and trade and other payables, less cash and cash equivalents. Capital includes share capital, shareholders’ accounts, general reserve and (accumulated losses) retained earnings. Refer to note 15 for discussion on Group’s debt covenants.

	2020	2019
	USD	USD

Borrowings	187,014,715	88,700,137
Lease liability	89,084,565	30,779,137
Less: cash and cash equivalents	(20,989,970)	(19,830,771)

Net debt	255,109,310	99,648,503

Total capital	128,618,677	109,416,415

Capital and net debt	383,727,987	209,064,918

Gearing ratio	66%	48%